LOSS PER SHARE	12 Months Ended
Dec. 31, 2020
LOSS PER SHARE
LOSS PER SHARE

28.   LOSS PER SHARE

A reconciliation of net loss attributable to the Company in the consolidated statements of comprehensive loss to the numerator for the computation of basic and diluted loss per share for the years ended December 31, 2018, 2019 and 2020 is as follows:

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Net loss attributable to Concord Medical Services Holdings Limited	(234,875)	(307,049)	(309,989)	(47,510)
Accretion of contingently redeemable noncontrolling interests	(124,355)	(245,477)	(359,920)	(55,160)
Numerator for EPS computation	(359,230)	(552,526)	(669,909)	(102,670)

	For the Years Ended December 31
	2018		2019		2020		2020
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	USD	RMB	USD
Numerator
Net loss attributable to ordinary shareholders used in calculating loss per ordinary share – basic and diluted	(328,403)	(30,827)	(358,274)	(194,252)	(435,855)	(66,799)	(234,054)	(35,871)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating loss per share – basic and diluted	118,940,054	11,164,733	84,450,550	45,787,948	85,265,910	85,265,910	45,787,948	45,787,948
Loss per share – basic and diluted	(2.76)	(2.76)	(4.24)	(4.24)	(5.11)	(0.78)	(5.11)	(0.78)

The effects of share options and restricted shares have been excluded from the computation of diluted loss per share for the years ended December 31, 2018, 2019 and 2020 as their effects would be anti-dilutive.